UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-21076

PIMCO MUNICIPAL INCOME FUND II

(Exact Name of the Registrant as Specified in Charter)

1633 Broadway

New York, New York 10019

(Address of Principal Executive Office - Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1) Title of Class of Securities of PIMCO Municipal Income Fund (“Fund”) to be Redeemed:

Series 2054-A Remarketable Variable Rate MuniFund Term Preferred Shares (CUSIP – 72200W874), each with a liquidation preference of $100,000 per share (the “Series 2054-A Shares”).

(2) Date(s) on Which the Securities may be Redeemed:

The Fund may redeem the Series 2054-A Shares on one or more occasions during the period beginning 30 days after the filing of this notification with the Commission until March 31, 2026. The redemption of the Series 2054-A Shares in full may be effected on an earlier date and/or a redemption may be effected on a subsequent date, due to changes to market conditions or otherwise as determined by the Fund. The Fund reserves the right to postpone or cancel the redemption in its sole discretion.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities may be Redeemed:

The Series 2054-A Shares are being redeemed pursuant to Section 2.6(c) of the Amended and Restated Statement Establishing and Fixing the Rights and Preferences of Remarketable Variable Rate MuniFund Term Preferred Shares of the Fund that is applicable to the Series 2054-A Shares.

(4) Number of Shares and the Basis Upon Which the Securities that may be Redeemed are to be Selected:

The Fund may redeem up to 100% (1,212) of the outstanding Series 2054-A Shares. Such redemption(s) will be made on a pro rata basis among the holders of such Series.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this Notification of Redemption of Securities to be duly executed on its behalf by the undersigned in the City of New York and the State of New York on this 23rd day of January, 2026.

PIMCO MUNICIPAL INCOME FUND II

By:	/s/ Joshua D. Ratner
Name:	Joshua D. Ratner
Title:	President